Shareholder Report, Holdings (Details) - Schwab Global Real Estate Fund	Aug. 31, 2025
Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Equinix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Prologis, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
VICI Properties, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Simon Property Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
UDR, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EastGroup Properties, Inc.[Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Covivio SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Brixmor Property Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Industrial REITs [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
Diversified REITs [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
Retail REITs [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
Health Care REITs [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
Multi-Family Residential REITs [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
Data Center REITs [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
Diversified Real Estate Activities [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Real Estate Development [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Other Specialized REITs [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Single-Family Residential REITs [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Office REITs [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Self Storage REITs [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Real Estate Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Homebuilding [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Telecom Tower REITs [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Health Care Facilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
UNITED STATES
Holdings [Line Items]
Percent of Total Investments	56.30%
JAPAN
Holdings [Line Items]
Percent of Total Investments	9.80%
AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.80%
UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.40%
HONG KONG
Holdings [Line Items]
Percent of Total Investments	3.00%
SINGAPORE
Holdings [Line Items]
Percent of Total Investments	3.00%
FRANCE
Holdings [Line Items]
Percent of Total Investments	2.80%
CANADA
Holdings [Line Items]
Percent of Total Investments	2.70%
CHINA
Holdings [Line Items]
Percent of Total Investments	2.50%
Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%